Not FDIC Insured May Lose Value No Bank Guarantee
103-Q3PH

Schedule of Investments
(unaudited)
Templeton Global Smaller Companies Fund 2
Notes to Schedule of Investments 6

Templeton Global Smaller Companies Fund
Schedule of Investments (unaudited), May 31, 2024
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a Industry Shares a Value
a
Common Stocks 93.8%
Bahamas 2.0%
a
OneSpaWorld Holdings Ltd. ........ Diversified Consumer Services 1,184,359 $ 18,416,782
Belgium 0.9%
Barco NV ...................... Electronic Equipment, Instruments &
Components 581,204 8,160,354
Brazil 1.0%
Camil Alimentos SA ............... Food Products 4,832,600 8,807,881
Canada 1.7%
Canaccord Genuity Group, Inc. ...... Capital Markets 982,700 6,685,476
Canadian Western Bank ........... Banks 455,211 8,462,127
15,147,603
China 1.3%
Haitian International Holdings Ltd. .... Machinery 2,001,000 6,137,474
Xtep International Holdings Ltd. ...... Textiles, Apparel & Luxury Goods 8,683,949 6,045,306
12,182,780
Finland 1.3%
Huhtamaki OYJ .................. Containers & Packaging 288,328 11,619,795
France 0.7%
Kaufman & Broad SA ............. Household Durables 178,798 6,460,945
Germany 4.0%
Adesso SE ..................... IT Services 36,474 3,923,143
Gerresheimer AG ................ Life Sciences Tools & Services 93,726 10,736,938
Jenoptik AG .................... Electronic Equipment, Instruments &
Components 264,567 7,935,185
Rational AG .................... Machinery 16,473 14,058,168
36,653,434
Hong Kong 2.1%
Techtronic Industries Co. Ltd. ....... Machinery 1,143,790 14,070,721
VTech Holdings Ltd. .............. Communications Equipment 742,200 5,322,047
19,392,768
Hungary 0.7%
Richter Gedeon Nyrt. ............. Pharmaceuticals 262,517 6,652,478
India 2.4%
CESC Ltd. ..................... Electric Utilities 2,784,368 4,927,172
Exide Industries Ltd. .............. Automobile Components 2,827,836 16,546,615
21,473,787
Israel 0.2%
Maytronics Ltd. .................. Household Durables 402,036 2,069,665
Italy 6.8%
Brunello Cucinelli SpA ............. Textiles, Apparel & Luxury Goods 144,209 14,566,612
b
Carel Industries SpA , 144A , Reg S ... Building Products 201,236 3,813,169
Interpump Group SpA ............. Machinery 323,981 15,280,895
Sanlorenzo SpA ................. Leisure Products 272,907 12,587,757
b
Technogym SpA , 144A , Reg S ...... Leisure Products 1,563,557 15,849,359
62,097,792
Japan 7.5%
Asics Corp. ..................... Textiles, Apparel & Luxury Goods 284,800 15,821,069
Bunka Shutter Co. Ltd. ............ Building Products 368,800 4,263,969

Templeton Global Smaller Companies Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a Industry Shares a Value
a
Common Stocks
(continued)
Japan (continued)
CKD Corp. ..................... Machinery 290,200 $ 5,683,979
Idec Corp. ...................... Electrical Equipment 221,500 3,903,661
IDOM, Inc. ..................... Specialty Retail 860,300 7,346,423
MEITEC Group Holdings, Inc. ....... Professional Services 265,600 5,298,023
Morinaga & Co. Ltd. .............. Food Products 239,100 3,824,199
TechnoPro Holdings, Inc. .......... Professional Services 392,900 6,540,437
Tsumura & Co. .................. Pharmaceuticals 616,800 15,492,068
68,173,828
Mexico 0.5%
a,b
Grupo Traxion SAB de CV , A , 144A ,
Reg S ....................... Ground Transportation 2,404,809 4,238,273
Netherlands 1.5%
SBM Offshore NV ................ Energy Equipment & Services 881,822 13,650,247
New Zealand 0.3%
c
Summerset Group Holdings Ltd. ..... Health Care Providers & Services 544,942 3,185,124
South Korea 1.6%
BNK Financial Group, Inc. .......... Banks 871,410 5,344,110
DGB Financial Group, Inc. .......... Banks 805,029 4,806,340
a
Jeisys Medical, Inc. ............... Health Care Equipment & Supplies 519,985 4,456,211
14,606,661
Sweden 2.4%
b
Dometic Group AB , 144A .......... Automobile Components 1,263,517 8,965,519
b
Thule Group AB , 144A , Reg S ....... Leisure Products 417,274 12,596,300
21,561,819
Switzerland 5.5%
Bucher Industries AG ............. Machinery 31,309 12,978,153
c
Logitech International SA .......... Technology Hardware, Storage & Peripherals 120,892 12,090,409
b
Medacta Group SA , 144A , Reg S .... Health Care Equipment & Supplies 70,626 9,593,404
Siegfried Holding AG .............. Life Sciences Tools & Services 15,877 15,895,504
50,557,470
Taiwan 2.7%
King Yuan Electronics Co. Ltd. ...... Semiconductors & Semiconductor Equipment 2,678,000 7,314,820
Merida Industry Co. Ltd. ........... Leisure Products 1,175,000 8,300,268
Nien Made Enterprise Co. Ltd. ...... Household Durables 390,000 4,221,910
Tripod Technology Corp. ........... Electronic Equipment, Instruments &
Components 717,000 4,710,626
24,547,624
Thailand 0.3%
TOA Paint Thailand PCL ........... Chemicals 3,115,700 1,937,267
TOA Paint Thailand PCL , NVDR ..... Chemicals 605,600 376,547
United Kingdom 5.6%
Fevertree Drinks plc .............. Beverages 447,141 6,160,416
Greggs plc ..................... Hotels, Restaurants & Leisure 294,404 11,073,922
Man Group plc .................. Capital Markets 4,037,121 13,648,128
Oxford Instruments plc ............ Electronic Equipment, Instruments &
Components 198,263 6,317,155
Persimmon plc .................. Household Durables 298,433 5,576,494
Savills plc ...................... Real Estate Management & Development 370,962 5,389,818

Templeton Global Smaller Companies Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a Industry Shares a Value
a
Common Stocks
(continued)
United Kingdom (continued)
a,b
Watches of Switzerland Group plc , 144A Specialty Retail 591,731 $ 3,126,804
51,292,737
United States 40.8%
Academy Sports & Outdoors, Inc. .... Specialty Retail 66,392 3,830,155
Advanced Drainage Systems, Inc. .... Building Products 35,645 6,184,051
Alamo Group, Inc. ................ Machinery 81,215 15,430,038
a
Avanos Medical, Inc. .............. Health Care Equipment & Supplies 227,405 4,527,634
Brunswick Corp. ................. Leisure Products 48,682 4,017,725
Columbia Sportswear Co. .......... Textiles, Apparel & Luxury Goods 165,319 14,154,613
Crown Holdings, Inc. .............. Containers & Packaging 58,954 4,963,337
a
Deckers Outdoor Corp. ............ Textiles, Apparel & Luxury Goods 7,888 8,628,841
a,c
Freshpet, Inc. ................... Food Products 139,503 18,298,609
a
Healthcare Services Group, Inc. ..... Commercial Services & Supplies 234,565 2,528,611
Hillenbrand, Inc. ................. Machinery 306,925 14,268,943
Huntington Bancshares, Inc. ........ Banks 1,083,647 15,084,366
a
ICON plc ....................... Life Sciences Tools & Services 39,972 12,983,705
a,c
Integer Holdings Corp. ............ Health Care Equipment & Supplies 148,771 18,036,996
Janus Henderson Group plc ........ Capital Markets 333,825 11,183,138
c
John Bean Technologies Corp. ...... Machinery 104,783 10,009,920
a,c
Jones Lang LaSalle, Inc. ........... Real Estate Management & Development 80,167 16,199,346
a
Knowles Corp. .................. Electronic Equipment, Instruments &
Components 600,672 10,523,773
Lancaster Colony Corp. ............ Food Products 47,843 8,874,877
LCI Industries ................... Automobile Components 67,839 7,454,149
a
Leonardo DRS, Inc. .............. Aerospace & Defense 454,268 10,698,011
c
Levi Strauss & Co. , A ............. Textiles, Apparel & Luxury Goods 333,147 7,998,859
a
Lindblad Expeditions Holdings, Inc. ... Hotels, Restaurants & Leisure 680,433 5,266,551
Lithia Motors, Inc. , A .............. Specialty Retail 19,963 5,053,434
ManpowerGroup, Inc. ............. Professional Services 119,814 8,940,521
c
MGP Ingredients, Inc. ............. Beverages 137,900 10,703,798
a
Middleby Corp. (The) ............. Machinery 45,537 5,870,175
Miller Industries, Inc. .............. Machinery 194,869 11,848,035
a
NCR Atleos Corp. ................ Financial Services 254,946 7,095,147
a,c
NCR Voyix Corp. ................. Software 509,893 6,720,390
Patrick Industries, Inc. ............. Automobile Components 84,601 9,695,275
Sealed Air Corp. ................. Containers & Packaging 243,467 9,463,562
a
Skechers USA, Inc. , A ............. Textiles, Apparel & Luxury Goods 80,592 5,755,881
a
Sonos, Inc. ..................... Household Durables 579,824 9,161,219
a
Texas Capital Bancshares, Inc. ...... Banks 176,282 10,626,279
TriMas Corp. .................... Containers & Packaging 565,191 15,045,384
TrustCo Bank Corp. .............. Banks 441,870 12,283,986
Voya Financial, Inc. ............... Financial Services 106,845 8,100,988
Winnebago Industries, Inc. ......... Automobiles 66,549 4,129,365
371,639,687
Total Common Stocks (Cost $ 576,848,844 ) .....................................
854,903,348
Units
a a a a a
Limited Partnerships 1.5%
United States 1.5%
AllianceBernstein Holding LP ....... Capital Markets 404,165 13,559,736
Total Limited Partnerships (Cost $ 5,247,111 ) ....................................
13,559,736
Total Long Term Investments (Cost $ 582,095,955 ) ...............................
868,463,084

Templeton Global Smaller Companies Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

See Abbreviations on page 8 .
Short Term Investments 4.7%
a a
Industry
Principal
Amount
*
a Value
a a a a a a
U.S. Government and Agency Securities 4.6%
United States 4.6%
d
FHLB , 6/03/24 .................. 41,700,000 $ 41,681,895
Total U.S. Government and Agency Securities (Cost $ 41,687,930 ) .................
41,681,895
Shares
Investments from Cash Collateral Received for Loaned
Securities 0.1%
Money Market Funds 0.1%
e,f
Institutional Fiduciary Trust - Money
Market Portfolio , 5.006% ......... 1,236,900 1,236,900
Total Investments from Cash Collateral Received for Loaned Securities (Cost
$ 1,236,900 ) .................................................................
1,236,900
a a a a a
Total Short Term Investments (Cost $ 42,924,830 ) ................................
42,918,795
a a a
Total Investments (Cost $ 625,020,785 ) 100.0% ..................................
$911,381,879
Other Assets, less Liabilities 0.0%
†
............................................
345,950
Net Assets 100.0% ...........................................................
$911,727,829
a a a
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At May 31, 2024, the aggregate value of these securities was $58,182,828, representing 6.4% of net assets.
c
A portion or all of the security is on loan at May 31, 2024.
d
The security was issued on a discount basis with no stated coupon rate.
e
See Note 3 regarding investments in affiliated management investment companies.
f
The rate shown is the annualized seven-day effective yield at period end.

Templeton Global Smaller Companies Fund
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
1. Organization
Templeton Global Smaller Companies Fund (Fund) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company. The Fund follows the accounting and reporting guidance in Financial Accounting
Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946)
and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP),
including, but not limited to, ASC 946.
2. Financial Instrument Valuation
The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Fund's Board of Trustees (the Board), the Board has designated the Fund's investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Fund's administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather than on a securities exchange. The Fund's pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.
Investments in open-end mutual funds are valued at the closing NAV.
The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time.
In addition, trading in certain foreign markets may not take place on every Fund’s business day. Events can occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In

Templeton Global Smaller Companies Fund
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
order to minimize the potential for these differences, an independent pricing service may be used to adjust the value of the
Fund's portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At May 31, 2024, certain securities may have been fair valued using these procedures, in which case the securities were categorized as Level 2 within the fair value hierarchy (referred to as "market level fair value"). See the Fair Value Measurements note for more information.
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the
Fund’s NAV is not calculated, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.
3. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a "Controlled Affiliate" of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund's outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. During the period ended May 31,
2024, the Fund held investments in affiliated management investment companies as follows:
4. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of May 31, 2024, in valuing the Fund's assets carried at fair value, is as follows:
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Templeton Global Smaller Companies Fund
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio , 5.006% $— $103,743,804 $(102,506,904) $— $— $1,236,900 1,236,900 $111,358
Total Affiliated Securities ... $— $103,743,804 $(102,506,904) $— $— $1,236,900 $111,358
2. Financial Instrument Valuation
(continued)

Templeton Global Smaller Companies Fund
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
Abbreviations
Level 1 Level 2 Level 3 Total
Templeton Global Smaller Companies Fund
Assets:
Investments in Securities:
Common Stocks :
Bahamas ............................. $ 18,416,782 $ — $ — $ 18,416,782
Belgium .............................. — 8,160,354 — 8,160,354
Brazil ................................ 8,807,881 — — 8,807,881
Canada .............................. 15,147,603 — — 15,147,603
China ............................... — 12,182,780 — 12,182,780
Finland .............................. 11,619,795 — — 11,619,795
France ............................... — 6,460,945 — 6,460,945
Germany ............................. — 36,653,434 — 36,653,434
Hong Kong ........................... — 19,392,768 — 19,392,768
Hungary ............................. 6,652,478 — — 6,652,478
India ................................ — 21,473,787 — 21,473,787
Israel ................................ — 2,069,665 — 2,069,665
Italy ................................. — 62,097,792 — 62,097,792
Japan ............................... 15,492,068 52,681,760 — 68,173,828
Mexico .............................. 4,238,273 — — 4,238,273
Netherlands ........................... — 13,650,247 — 13,650,247
New Zealand .......................... — 3,185,124 — 3,185,124
South Korea .......................... — 14,606,661 — 14,606,661
Sweden .............................. — 21,561,819 — 21,561,819
Switzerland ........................... 12,090,409 38,467,061 — 50,557,470
Taiwan ............................... — 24,547,624 — 24,547,624
Thailand ............................. 2,313,814 — — 2,313,814
United Kingdom ........................ 17,867,389 33,425,348 — 51,292,737
United States .......................... 371,639,687 — — 371,639,687
Limited Partnerships ...................... 13,559,736 — — 13,559,736
Short Term Investments ................... $ 1,236,900 $ 41,681,895 — $ 42,918,795
Total Investments in Securities ........... $499,082,815 $412,299,064
a
$— $911,381,879
a
Includes foreign securities valued at $370,617,169, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
Selected Portfolio
FHLB Federal Home Loan Banks
NVDR Non-Voting Depository Receipt
4. Fair Value Measurements
(continued)
For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.